As filed with the Securities and Exchange Commission on April 12, 2019

File No.      333-228904
File No.      811-23404

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

[✓] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[✓] Pre-Effective Amendment No. 1

[ ] Post-Effective Amendment No. ___

and/or

[✓] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[✓] Amendment No. 1

NORTH CAPITAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

623 E. Fort Union Blvd., Suite 101
Salt Lake City, UT 84047

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 625-7768

THE CORPORATION TRUST COMPANY
Corporation Trust Center, 1209 Orange St.

Wilmington, DE 19801
(Name and address of agent for service)

Copies of communications to:

JoAnn M. Strasser, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

614-469-3265 (phone)

513-241-4771 (fax)

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

 North Capital Emerging Technology Fund

Investor Shares – [_____] Institutional Class Shares – [_____]

North Capital Treasury Money Market Fund

Institutional Class Shares – [_____]

PROSPECTUS

April [ ], 2019

www.northcapital.com/northcapitalfunds	Adviser:	North Capital, Inc. 623 E. Fort Union Blvd., Suite 101 Salt Lake City, UT 84047 833-2-NCFUND or 833-262-3863

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.northcapital.com/northcapitalfunds, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

FUND SUMMARY – North Capital Emerging Technology Fund

Investment Objective: The Fund seeks to generate long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	1.10%	1.10%
Acquired Fund Fees and Expenses(1)(2)	0.02%	0.02%
Total Annual Fund Operating Expenses	2.32%	2.07%
Fee Waiver(3)	(1.02)%	(1.02)%
Total Annual Fund Operating Expenses After Fee Waiver	1.30%	1.05%

(1)	Based on estimates for the Fund’s current fiscal year.

(2)	Acquired Fund Fees and Expenses are based on estimates for the Fund’s current fiscal year and represent the indirect costs of investing in other investment companies, including exchange traded funds. The ratio of expenses to average net assets in the Fund’s financial highlights includes only the direct operating expenses of the Fund and may not correlate to the Total Annual Fund Operating Expenses in this table.

(3)	North Capital, Inc., the Fund's investment adviser (the “Adviser”), has contractually agreed to waive its fees and reimburse expenses of the Fund, for at least one year after the date of this Prospectus to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) will not exceed 1.30% and 1.05% of average daily net assets of Investor Class and Institutional Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment does not cause the Fund’s expenses to exceed the lower of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees of North Capital Funds Trust (the “Trust”), of which the Fund is a series, on 60 days’ written notice to the Fund's Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$ 132	$ 627
Institutional Class	$ 107	$ 550

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has only recently commenced investment operations, no portfolio turnover information is presented for the Fund at this time.

Principal Investment Strategies: In pursuing its investment objective, the Fund invests in companies involved in developing or deploying blockchain technology and other advanced hardware and software technology or services, such as artificial intelligence, machine learning, virtual computing and intelligent devices (collectively, “Emerging Technology Companies”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Emerging Technology Companies. The Fund invests primarily in equity and convertible securities of both U.S. and foreign companies of any market capitalization. Small and medium capitalization companies may comprise a significant portion of the Fund’s assets by virtue of its focus on Emerging Technology Companies.

A company is considered to be an Emerging Technology Company if (i) some or all of the emerging technologies (i.e., blockchain technology and other advanced hardware and software technology or services, such as artificial intelligence, machine learning, virtual computing and intelligent devices) represent a significant portion of the company’s revenue, assets or combination of the two; (ii) the company has indicated that its primary business is to provide products and services focused on one of the emerging technologies or services; or (iii) the company has commenced a significant initiative utilizing one of the emerging technologies or services to innovate or disrupt its core business or an adjacent business.

Up to 10% of the Fund’s net asset value (“NAV”) may be allocated to private investments in public equity (“PIPEs”) of Emerging Technology Companies and/or securities of private Emerging Technology Companies. The Fund may gain exposure to Emerging Technology Companies through investments in listed call options and underlying funds, including exchange-traded funds (“ETFs”). Investments in non-U.S. Emerging Technology Companies may be in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund intends to concentrate its investments (i.e., under normal circumstances, invest 25% or more of its total assets) in securities issued by companies in the software and information technology group of industries.

Principal Risks: You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks summarized below, and these risks are more fully described in the section “Additional Information About Principal Investment Strategies and Related Risks” in the Prospectus.

Blockchain Technology Risk. Blockchain technology is a new and developing technology protocol that may be used within certain Emerging Technology Companies or sold as a product by an Emerging Technology Company to its customers as a way to optimize their customers’ business practices. Currently, there are few public companies for which blockchain technology represents an attributable and significant revenue stream. For companies that only have minor involvement in blockchain, their stock prices and performance may not reflect the movement of broader blockchain markets. Blockchain technology may never develop optimized transactional processes that lead to increased realized economic returns to any Emerging Technology Company in which the Fund invests. In addition, an investment in companies actively engaged in blockchain technology may be subject to the risks:

●	that blockchain technology is new and many of its uses may be untested; that the cryptographic keys necessary to transact on a blockchain may be subject to theft, loss, or destruction; that competing platforms and technologies may be developed such that consumers or investors use an alternative to blockchain;

●	that companies that use blockchain technology may be subject to cybersecurity risk; that companies may not be able to develop blockchain technology applications or may not be able to capitalize on those technologies;

●	that blockchain companies may be subject to the risks posed by conflicting intellectual property claims;

●	that there may be a lack of liquid markets and possible manipulation of blockchain-based assets;

●	that there may be risks posed by the lack of regulation in this space; and

●	that blockchain systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control.

Emerging Technology Companies Risk. Emerging Technology Companies may have limited product lines, markets, financial resources or personnel. Emerging Technology Companies typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Emerging Technology Companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Emerging Technology Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer, or the Fund may be forced to convert a convertible security, at a time and a price that is disadvantageous to the Fund.

Credit Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund.

Cybersecurity Risk. Emerging Technology Companies in which the Fund invests may be subject to operational and informational security risks resulting from cybersecurity breaches. A cybersecurity breach at an issuer of securities in which the Fund invests may cause such securities to lose value.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and are disproportionately affected by unstable interest rates, each of which could adversely affect the profitability of such companies. Financial services companies may have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

Foreign Securities Risk. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. The Fund’s investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region.

Information Technology Sector Risk. Companies in the technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology tend to be more volatile than the overall market, and are also are heavily dependent on patent and intellectual property rights. In addition, technology companies may have limited product lines, markets, financial resources or personnel.

Interest Rate Risk. Increases in interest rates adversely affects the market value of the Fund’s fixed income securities or instruments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Issuer Risk. Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Management Risk. The Fund is subject to the risk that the Adviser’s investment management strategy may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective. The Adviser has not previously managed a mutual fund.

Market Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

PIPEs Risk. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering.

Restricted Securities Risk. Investments in private companies may be in the form of “restricted securities.” Restricted securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a restricted security.

Sector/Industry Group Concentration Risk. Because the Fund’s investments are concentrated in the information technology sector, and specifically in the software and information technology industry group, the Fund will be susceptible to loss due to adverse occurrences affecting this sector and industry. By concentrating its investments, the Fund faces more risks than if it were diversified broadly over numerous sectors and/or industries. Such risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a sector or industry. In addition, at times, such sector or industry may be out of favor and underperform other sectors or industries or the market as a whole.

Small and Medium Capitalization Companies Risk. Compared to large-capitalization companies, small- and medium capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Underlying Fund Risk. The value of underlying funds can be expected to increase and decrease in value in proportion to increases and decreases in the value of their investments. Underlying funds have management fees and other expenses that are incurred by their shareholders, which will be incurred by the Fund to the extent it invests in these funds. An ETF may trade at a premium or discount to its NAV, meaning that its share price may be above or below the value of the securities in its portfolio. The Fund will incur brokerage commissions to the extent it invests in ETFs.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.northcapital.com/northcapitalfunds or by calling 833-2-NCFUND or 833-262-3863.

Investment Adviser: North Capital, Inc.

Portfolio Managers: James P. Dowd, CFA, and Michael T. Weaver, Jr., CFA, investment adviser representatives of the Adviser, have served the Fund as its Portfolio Managers since it commenced operations in [ ], 2019.

Purchase and Sale of Fund Shares: The Fund does not have a minimum initial or subsequent investment requirement for either class. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – North Capital Treasury Money Market Fund

Investment Objective: The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.86%
Total Annual Fund Operating Expenses	1.11%
Fee Waiver(2)	(0.66)%
Total Annual Fund Operating Expenses After Fee Waiver	0.45%

(1)	Based on estimates for the Fund’s current fiscal year.

(2)	North Capital, Inc., the Fund's investment adviser (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund, for at least one year after the date of this Prospectus to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) will not exceed 0.45% of average daily net assets of Institutional Class shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment does not cause the Fund’s expenses to exceed the lower of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees (the “Board”) of North Capital Funds Trust (the “Trust”), of which the Fund is a series, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$ 46	$ 287

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has only recently commenced investment operations, no portfolio turnover information is presented for the Fund at this time.

Principal Investment Strategies: In pursuing its investment objective, the Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Government money market funds are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are fully collateralized (i.e., backed by cash or government securities). Government money market funds are exempt from requirements to impose liquidity fees and/or temporary redemption gates, however, government money market funds may elect to impose these fees. The Fund has elected to not impose liquidity fees or redemption gates at this time.

As a government money market fund, the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowing for investment purposes) in securities issued or guaranteed by the U.S. Treasury and/or repurchase agreements that are fully collateralized, or in other words, backed by such U.S. Treasury and/or repurchase agreements. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.

Principal Risks: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Adviser has no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks summarized below, and these risks are more fully described in the section “Additional Information About Principal Investment Strategies and Related Risks” in the Prospectus.

Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. In the unlikely event that the Board were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.

Interest Rate Risk. Increases in interest rates adversely affects the Fund’s yield relative to prevailing market rates and the market value of its securities or instruments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Credit Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Management Risk. The Fund is subject to the risk that the Adviser’s investment management strategy may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective. The Adviser has not previously managed a mutual fund.

Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Repurchase Agreements Risk. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. Repurchase agreements are subject to market risk with respect to the collateral securing the repurchase agreements and credit risk with respect to the counterparty. In the event of a bankruptcy or other default by the counterparty, the Fund could experience delays and potential losses in liquidating the underlying security.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.northcapital.com/northcapitalfunds or by calling 833-2-NCFUND or 833-262-3863.

Investment Adviser: North Capital, Inc.

Portfolio Managers: James P. Dowd, CFA, and Michael T. Weaver, Jr., CFA, investment adviser representatives of the Adviser, have served the Fund as its Portfolio Managers since it commenced operations in [ ], 2019.

Purchase and Sale of Fund Shares: The Fund does not have a minimum initial or subsequent investment requirement. You may purchase and redeem shares of the Fund on any day that the NYSE is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans. Dividends paid by the Fund from income earned on direct investments in U.S. Treasury securities are generally exempt from state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective:

The investment objective of each Fund may be changed by the Trust's Board of Trustees upon 60 days' written notice to shareholders.

North Capital Emerging Technology Fund

The Fund seeks to generate long-term capital appreciation.

North Capital Treasury Money Market Fund

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

Principal Investment Strategies:

Both Funds

The Adviser’s process for selecting securities for each Fund to purchase is described below. The Adviser may sell a security if it reaches its price target, is no longer consistent with the Fund’s strategy or with the Adviser’s investment thesis.

North Capital Emerging Technology Fund

In pursuing its investment objective, the Fund invests in companies involved in developing or deploying blockchain technology and other advanced hardware and software technology or services, such as artificial intelligence, machine learning, virtual computing and intelligent devices (collectively, “Emerging Technology Companies”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Emerging Technology Companies. The Fund invests primarily in equity and convertible securities of both U.S. and foreign companies of any market capitalization. Small- and medium-capitalization companies may comprise a significant portion of the Fund’s assets by virtue of its focus on Emerging Technology Companies.

The Adviser identifies Emerging Technology Companies by applying a proprietary analysis in a two-step process described below. In the first step, the Adviser identifies potential Emerging Technology Companies. In order to be considered an Emerging Technology Company, a company must be identified as having exposure to developing or deploying blockchain technology or other advanced hardware and software technology or services, such as artificial intelligence, machine learning, virtual computing and intelligent devices (collectively, “Emerging Technologies”). In the second step of the process, companies with exposure to Emerging Technologies are analyzed based on three primary criteria: financial exposure, primary business operations and potential business opportunity. A company is considered to be an Emerging Technology Company if (i) some or all of the Emerging Technologies (i.e., blockchain technology and other advanced hardware and software technology or services, such as artificial intelligence, machine learning, virtual computing and intelligent devices) represent a significant portion of the company’s revenue, assets or combination of the two; (ii) the company has indicated that its primary business is to provide products and services focused on one of the Emerging Technologies or services, or (iii) the company has commenced a significant initiative utilizing one of the Emerging Technologies or services to innovate or disrupt its core business or an adjacent business.

Up to 10% of Fund’s NAV may be allocated to PIPEs of Emerging Technology Companies and/or securities of private Emerging Technology Companies. Investments in Emerging Technology Companies through PIPEs would typically be made in more mature companies. The Fund may gain exposure to Emerging Technology Companies through investments in listed call options and underlying funds, including ETFs. Investments in non-U.S. Emerging Technology Companies may be in the form of ADRs and GDRs.

The Fund will not invest directly or indirectly in cryptocurrencies with the exception of the ability to invest up to 15% of the Fund’s NAV in a bitcoin investment trust, the Fund is not expected to track the price movement of any cryptocurrency and the Fund will not invest in initial coin offerings.

The Fund will notify shareholders at least 60 days in advance of any change in its 80% investment policy described above with respect to investments in Emerging Technology Companies. For purposes of this 80% policy, listed call options and any other derivatives will be valued based upon market value.

The Fund intends to concentrate investments (i.e., under normal circumstances, invest 25% or more of its total assets) in securities issued by companies in the software and information technology industry group. The Fund’s concentration policy is a fundamental policy and may not be changed without approval by a majority of outstanding shares of the Fund. The term “majority of the outstanding shares” of a Fund means the lesser of: (i) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (ii) more than 50% of the outstanding shares of the Fund.

North Capital Treasury Money Market Fund

In pursuing its investment objective, the Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. Government money market funds are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are fully collateralized (i.e., backed by cash or government securities). Government money market funds are exempt from requirements to impose liquidity fees and/or temporary redemption gates; however, government money market funds may elect to impose these fees. The Fund has elected to not impose liquidity fees or redemption gates at this time.

The Fund will: (1) maintain a dollar-weighted average portfolio maturity (“WAM”) of 60 days or less; and (2) maintain a weighted average life (“WAL”) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating WAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in Adjustable Rate Securities.

As a government money market fund, the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable NAV of $1.00 per share. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowing for investment purposes) in securities issued or guaranteed by the U.S. Treasury and/or repurchase agreements that are fully collateralized, or in other words, backed by such U.S. Treasury and/or repurchase agreements. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.

Principal Investment Risks:

North Capital Emerging Technology Fund

You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. The Fund is also subject to the principal risks described below.

Blockchain Technology Risk. Blockchain technology is a new and developing technology protocol that may be used within certain Emerging Technology Companies or sold as a product by an Emerging Technology Company to its customers as a way to optimize their customers’ business practices. There can be no assurance that blockchain technology will have a positive impact on the financial condition of Emerging Technology Companies. Currently, there are few public companies for which blockchain technology represents an attributable and significant revenue stream. For companies that only have minor involvement in blockchain, their stock prices and performance may not reflect the movement of broader blockchain markets. Blockchain technology may never develop optimized transactional processes that lead to increased realized economic returns to any Emerging Technology Company.

In addition, an investment in companies actively engaged in blockchain technology may be subject to the risks:

●	that blockchain technology is new and many of its uses may be untested;

●	that the cryptographic keys necessary to transact on a blockchain may be subject to theft, loss, or destruction. Certain cryptocurrencies have experienced issues regarding theft of keys associated with the currency and there is no central authority to verify ownership of keys;

●	that competing platforms and technologies may be developed such that consumers or investors use an alternative to blockchain. Blockchain technology is relatively new and non-standardized;

●	that companies that use blockchain technology may be subject to cybersecurity risk. No technology is completely secure from cyber threats, and users of cryptocurrencies and blockchain technologies are themselves vulnerable to cybersecurity risks;

●	that companies may not be able to develop blockchain technology applications or may not be able to capitalize on those technologies. The industry for blockchain technology is characterized by rapid technological changes and many companies are only in the preliminary stages of blockchain technology development. There can be no assurance that a company will be able to develop a functional blockchain technology solution due to lack of funds, expertise, and/or time. Additionally, if a company develops a functional blockchain technology solution, there is no guarantee that the company will be able to deploy the technology successfully and see a return on its investment;

●	that blockchain companies may be subject to the risks posed by conflicting intellectual property claims;

●	that there may be a lack of liquid markets and possible manipulation of blockchain-based assets. Digital assets registered in a blockchain do not have a standardized exchange, like a stock market, so there is less liquidity for such assets and greater possibility of fraud or manipulation;

●	that there may be risks posed by the lack of, or inconsistent, regulation in this space. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation; and

●	that blockchain systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control.

Emerging Technology Companies Risk. Emerging Technology Companies may have limited product lines, markets, financial resources or personnel. Emerging Technology Companies typically face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Emerging Technology Companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Emerging Technology Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer, or the Fund may be forced to convert a convertible security, at a time and a price that is disadvantageous to the Fund.

Investments in convertible securities may be subject to market risk, credit risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Fund. The Fund also may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Credit Risk. An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's NAV may change quickly and without warning, which could have a significant negative impact on the Fund. Foreign currencies are subject to risks, which include changes in the debt level and trade deficit of the country issuing the foreign currency; inflation rates of the United States and the country issuing the foreign currency; investors’ expectations concerning inflation rates; interest rates of the United States and the country issuing the foreign currency; investors’ expectations concerning interest rates; investment and trading activities of mutual funds, hedge funds and currency funds; and global or regional political, economic or financial events and situations.

Cybersecurity Risk. Emerging Technology Companies in which the Fund invests may be subject to operational and informational security risks resulting from cybersecurity breaches. A cybersecurity breach at an issuer of securities in which the Fund invests may cause such securities to lose value. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact an Emerging Technology Company’s business operations, potentially resulting in financial losses; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on companies in the financial services sector which could adversely affect the profitability of such companies. Financial services companies whose securities the Fund may purchase may have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

Foreign Securities Risk. The Fund's investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. The Fund’s investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets. Securities markets of emerging market countries are less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more developed countries. Shareholder rights under the laws of some foreign countries may not be as favorable as U.S. laws. Thus, a shareholder may have more difficulty in asserting its rights or enforcing a judgment against a foreign company than a shareholder of a comparable U.S. company.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. This concentration will subject a Fund to risks associated with that particular region, or a region economically tied to that particular region, such as a natural disaster.

Information Technology Sector Risk. Companies in the technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology tend to be more volatile than the overall market, and also are heavily dependent on patent and intellectual property rights. In addition, technology companies may have limited product lines, markets, financial resources or personnel.

Interest Rate Risk. During periods of rising interest rates, the price of a fixed income security tends to decline, and in periods of falling interest rates, the price of a fixed income security will tend to be higher. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Issuer Risk. Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. As a result, the Adviser may not achieve its intended result in managing the Fund.

Management Risk. The Fund is subject to the risk that the Adviser’s investment management strategy may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective. The Adviser's reliance on its process and its judgments about the value and potential appreciation of securities in which the Fund invests may prove to be incorrect. The ability of the Fund to meet its investment objective is directly related to the Adviser's investment process. The Adviser's assessment of the relative value of securities and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's investment process will produce the desired results. The Adviser has not previously managed a mutual fund.

Market Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Overall securities market risks, including volatility, may affect the value of individual instruments in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Options Risk. Written call and put options may limit the Fund’s participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. Call options involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include risk of mispricing or improper valuation and the risk that changes in the value of the call option may not correlate perfectly with the underlying asset, rate or index. Although it is anticipated that the options traded will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing the Fund from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations.

PIPEs Risk. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. The Fund may be subject to lock-up agreements that prohibit transfers for a fixed period of time.

Restricted Securities Risk. Investments in private companies may be in the form of “restricted securities.” Restricted securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a restricted security.

Sector/Industry Group Concentration Risk.. Because the Fund’s investments are concentrated in the information technology sector, and specifically in the software and information technology industry group, the Fund will be susceptible to loss due to adverse occurrences affecting this sector and industry group. By concentrating its investments, the Fund faces more risks than if it were diversified broadly over numerous sectors and/or industries. Such risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a sector or industry. In addition, at times, such sector or industry may be out of favor and underperform other sectors or industries or the market as a whole.

•	Software and Information Technology Industry Group. As a result of the Fund’s concentration in the software and information technology industry group, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. The prices of the securities of companies in the software and information technology industry group may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, changing domestic demand and heavy expenses incurred for research and development of products that prove unsuccessful. Furthermore, the market for products produced by companies in the software and information technology industry group is characterized by rapidly changing technology, rapid product obsolescence, and cyclical market patterns, all of which may affect the success of these software and software services companies.

Small- and Medium-Capitalization Companies Risk. Compared to large-capitalization companies, small- and medium capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Underlying Fund Risk. The value of underlying funds can be expected to increase and decrease in value in proportion to increases and decreases in the value of their investments. Underlying funds have management fees and other expenses that are incurred by their shareholders, which will be incurred by the Fund to the extent it invests in these funds. An ETF may trade at a premium or discount to its NAV, meaning that its share price may be above or below the value of the securities in its portfolio. The Fund will incur brokerage commissions to the extent it invests in ETFs. Although a passive ETF is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance of its index because of its operating expenses and other factors.

North Capital Treasury Money Market Fund

Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. The Fund may, among other things, reduce or withhold any income and/or gains generated from its investments to the extent necessary to maintain a stable $1.00 share price. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Interest Rate Risk. During periods of rising interest rates, the price of a fixed income security tends to decline, and in periods of falling interest rates, the price of a fixed income security will tend to be higher. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

Credit Risk. An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant deterioration in NAV.

Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. As a result, the Adviser may not achieve its intended result in managing the Fund.

Management Risk. The Fund is subject to the risk that the Adviser’s investment management strategy may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective. The Adviser's reliance on its process and its judgments about the value and potential appreciation of securities in which the Fund invests may prove to be incorrect. The ability of the Fund to meet its investment objective is directly related to the Adviser's investment process. The Adviser's assessment of the relative value of securities and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's investment process will produce the desired results. The Adviser has not previously managed a mutual fund.

Market Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Overall securities market risks, including volatility, may affect the value of individual instruments in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Repurchase Agreements Risk. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. Repurchase agreements are subject to market risk with respect to the collateral securing the repurchase agreements and credit risk with respect to the counterparty. In the event of a bankruptcy or other default by the counterparty, the Fund could experience delays and potential losses in liquidating the underlying security.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Other Information Applicable to Both Funds

Temporary Investments and Cash Positions: To respond to adverse market, economic, political or other conditions, the North Capital Emerging Technology Fund (the “Technology Fund”) may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. While the Technology Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. The Technology Fund may invest in the North Capital Treasury Money Market Fund (the “Treasury Fund”) as a temporary defensive measure or to invest in cash prior to deployment in other investments consistent with its investment strategies. The Adviser will waive or reimburse the Technology Fund’s pro rata portion of the Treasury Fund’s advisory and operational fees associated with these investments. Furthermore, to the extent that the Technology Fund invests in money market mutual funds other than the Treasury Fund for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds' advisory fees and operational fees. The Technology Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

The Treasury Fund may temporarily depart from its principal investment strategies by holding cash in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. Such temporary cash positions could affect the Treasury Fund’s investment returns and/or the Fund’s ability to achieve its investment objective

Portfolio Holdings Disclosure: A description of the Funds' policies regarding the release of portfolio holdings information is available in the Funds' Statement of Additional Information.

Cybersecurity: The computer systems, networks and devices used by each Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by each Fund and its service providers, systems, networks, or devices potentially can be breached. Each Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact a Fund's business operations, potentially resulting in financial losses; interference with a Fund's ability to calculate its NAV; impediments to trading; the inability of a Fund, its Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which each Fund invests; counterparties with which each Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for each Fund's shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser: North Capital, Inc. was established in October 2008 to provide financial planning and investment advisory solutions to individuals, families and institutions. Advisory services are offered on both a discretionary and non-discretionary basis. As of March 1, 2019, the Adviser had approximately $244 million of assets under discretionary management or regular supervision. In addition, the Adviser provides a broad range of hourly advisory and consulting services related to illiquid assets (real estate, hedge funds, private companies) with a value in excess of $200 million. The Adviser utilizes an open architecture approach to provide discretionary investment management to clients. By accessing a wide array of asset classes, investment styles and strategies through mutual funds, ETFs, exchange traded notes, and separately managed accounts, the Adviser attempts to offer broad diversification, tax efficiency and cost-effective portfolio management.

Pursuant to an agreement between the Trust and the Adviser (the “Management Agreement”) the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.95% of the Technology Fund’s average daily net assets and 0.25% of the Treasury Fund’s average daily net assets.

The Adviser has contractually agreed to waive its fees and reimburse expenses of each Fund, for at least one year from the date of this Prospectus, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) will not exceed 1.30% or 1.05% of average daily net assets attributable to Investor Class and Institutional Class shares, respectively for the Technology Fund, and not exceed 0.45% of average daily net assets attributable to Institutional Class shares of the Treasury Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the applicable Fund within the three years after the fees have been waived or reimbursed, if such recoupment does not cause the Fund’s expenses to exceed the lower of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board on 60 days' written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease a Fund's expenses and boost its performance.

A discussion regarding the basis for the Board of Trustees' approval of the Management Agreement with respect to each Fund will be available in the Funds' first semi-annual report to shareholders.

Portfolio Managers: The Funds are managed on a day-to-day basis by James P. Dowd, CFA, and Michael T. Weaver Jr., CFA. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and each portfolio manager's ownership in the Funds.

James P. Dowd is founder, CEO and Chief Compliance Officer of North Capital Private Securities Corporation (“NCPS”), a registered broker-dealer focused on origination, placement, and clearing of exempt securities (2011—present) and CEO and Chief Investment Officer of the Adviser (2008—present). NCPS is the designated broker-dealer for many securities funding platforms in the early stage equity, real estate, private funds, and securities token markets.

Prior to forming the Adviser, Mr. Dowd, who has 33 years of experience in the global financial markets, including over twenty one years as a portfolio manager, was a Senior Managing Director and Head of the Hedge Fund Advisory and Fund of Funds business at Bear Stearns. At Bear, he led the portfolio management team in advising clients and allocating capital to non-affiliate hedge funds. Mr. Dowd is a CFA charter holder and is a Certified Public Accountant registered with the State of Illinois. He is a registered principal with NCPS and has passed the Financial Industry Regulatory Authority (“FINRA”) Series 3, 7, 24, 57, 63, 65 and 79 exams. Before Bear, Mr. Dowd managed the Lodgepole Fund, a multi-strategy arbitrage fund, and was a proprietary trader with Tokai Asia Limited (Hong Kong), a subsidiary of Tokai Bank Group, where he was responsible for arbitrage strategies. He also spent nine years with Bankers Trust in New York, London and Tokyo where he was Managing Director and Head of Derivatives Trading for Asia, Branch Manager of BT Asia Securities Ltd. Tokyo, and a Partner of Bankers Trust. Mr. Dowd began his career with Samuel Montagu Capital Markets Inc., a boutique investment bank.

Michael Weaver is a Director-Principal at NCPS and at the Adviser (2015—present). He has over 10 years of experience in financial markets. Mr. Weaver has passed the FINRA Series 3, 7, 24, 63 and 65 exams and is registered with FINRA. Mr. Weaver started his career in financial services in 2004 as an Analyst in the Fixed-Income Sales & Trading (“S&T”) Program at Banc of America Securities (“BAS”). At BAS, Mr. Weaver worked as an analyst, structuring Collateralized Debt Obligations and Collateralized Loan Obligations. Mr. Weaver was promoted to Associate in the Central Funding Group as BAS with specific responsibility for trading Agency Specials, Strips, TIPS, Off-the-run Treasuries and the on the run 30 year UST bonds in repo. Mr. Weaver also has experience as a Summer Analyst in Investment Banking at Goldman Sachs, a Summer Associate in S&T at Deutsche Bank and was an Intern at MKP Capital Management in 2014. Mr. Weaver is a CFA charter holder.

HOW SHARES ARE PRICED

The NAV and offering price of each class of shares is determined as of the close of regular trading on the NYSE every day the NYSE is open for business. The NYSE normally closes at 4:00 p.m. (Eastern Time). NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the applicable Fund, including management and administration fees, which are accrued daily. The determination of a Fund's NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the applicable Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

The instruments held by the Treasury Fund are valued on the basis of amortized cost. Although a stable share price is not guaranteed, the NAV of the Treasury Fund (a government money market fund) is expected to remain at $1 per share.

Generally, the Technology Fund's securities are valued each day at the last quoted sales price on each security's primary exchange. Exchange-traded options are valued at the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. Securities other than exchange-traded options that are traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities other than exchange-traded options that are primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to the Adviser. The Adviser may also enlist third-party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Technology Fund may use independent pricing services to assist in calculating the value of the Fund's securities. In addition, market prices for foreign securities trading in foreign markets are not determined at the same time of day as the NAV for the Fund, and such portfolio securities may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Technology Fund's assets that are invested in one or more ETFs or other investment companies registered under the 1940 Act, the Fund's NAV is calculated based upon the market values of those ETFs or companies, and the prospectuses for these ETFs or companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes: The Technology Fund offers Investor Class and Institutional Class shares and the Treasury Fund offers Institutional Class shares. The Technology Fund offers two classes of shares so that you can choose the class that best suits your investment needs. The main differences between the share classes are ongoing fees. Investor Class shares pay an annual fee of up to 0.25% for distribution and shareholder services expenses pursuant to a plan under Rule 12b-1. Over time, fees paid under this distribution and service plan will increase the cost of an Investor Class shareholder's investment and may cost more than fees associated with other types of distribution and service plans. For more details regarding the 12b-1 plan, refer to the “Distribution of Shares” section below.

In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold the shares. Each class of shares in a Fund represents interest in the same portfolio of investments within the Fund. All share classes may not be available for purchase in all states.

Shares of each Fund are offered at NAV.

Purchasing Shares: You may purchase shares of a Fund by sending a completed application form to the following address:

Regular Mail North Capital Funds Trust 623 E. Fort Union Blvd., Suite 101 Salt Lake City, Utah 84047	Express/Overnight Mail North Capital Funds Trust 623 E. Fort Union Blvd., Suite 101 Salt Lake City, Utah 84047

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application to purchase shares, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Effective May 11, 2018, if you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners as defined by FinCEN’s Customer Due Diligence Requirements for Financial Institutions. This information will assist the Funds in verifying your identity. Until such verification is made, a Fund may temporarily limit additional share purchases. In addition, a Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity. As required by law, a Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers: You may invest in a Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of a Fund. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from a Fund. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in a Fund, please call the Funds at 833-2-NCFUND or 833-262-3863 for wiring instructions and to notify the applicable Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. A Fund will normally accept wired funds for investment on the day received if they are received by the Funds' designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

For an initial investment in a Fund, before any wired funds can be accepted, the transfer agent must have a completed account application. You may mail your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned to your account will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.

Automatic Investment Plan: You may participate in a Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $50 monthly, quarterly, semi-annually or annually into your established Fund account.

To utilize this option, your bank account must be held at a domestic financial institution that is a member of the Automated Clearing House (“ACH”) System. Any request to change or terminate an Automatic Investment Plan should be submitted to the transfer agent 5 days prior to the effective date. Please contact the applicable Fund at 833-2-NCFUND or 833-262-3863 for more information about that Fund's Automatic Investment Plan.

Minimum and Additional Investment Amounts: There are no minimum initial or subsequent investment amount requirements for the Technology Fund or the Treasury Fund.

All checks must be in U.S. dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. The Funds do not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

For subsequent investments, detach the Invest by Mail form that is attached to the confirmation statement you will receive after each transaction and mail it with a check made payable to the applicable Fund to one of the addresses noted above. Write your account number on the check. If you do not have the Invest by Mail form, include the applicable Fund name, name(s) on the account, address and account number on a separate piece of paper along with your check.

The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. Each Fund reserves the right to reject any application.

When Order is Processed: All shares will be purchased at the NAV per share next determined after a Fund receives your application or request in “good order,” as described below. All requests received in good order by a Fund before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

•	the name of the Fund;

•	the dollar amount of shares to be purchased; and

•	a completed purchase application or investment stub check payable to the applicable Fund, the "North Capital Emerging Technology Fund" or the “North Capital Treasury Money Market Fund.”

Retirement Plans: You may purchase shares of a Fund for your individual retirement plans. Please call the Funds at 833-2-NCFUND or 833-262-3863 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

HOW TO REDEEM SHARES

When Redemptions are Sent: Each Fund typically expects that it will take up to 1-2 business days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. Each Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any line of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

In certain circumstances, such as unusual market conditions or in cases of very large redemptions or excessive trading, it may take up to seven days to pay redemption proceeds. Redemption requests may only be postponed or suspended for longer than seven days as permitted under Section 22(e) of the 1940 Act if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.

Once a Fund receives your redemption request in "good order," as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order." If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank.

Good Order: Your redemption request will be processed if it is in "good order." To be in good order, the following conditions must be satisfied:

•	The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•	The request must identify your account number;

•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•	If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail North Capital Funds Trust 623 E. Fort Union Blvd., Suite 101 Salt Lake City, Utah 84047	Express/Overnight Mail North Capital Funds Trust 623 E. Fort Union Blvd., Suite 101 Salt Lake City, Utah 84047

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts, if you did not decline telephone options on your account application (or request by subsequent arrangements in writing). Shares held in IRA or other retirement plan accounts may be redeemed by telephone and investors will be asked whether or not to withhold taxes from any distribution. Provided your account has been open for at least 15 days, you may initiate a redemption in any amount up to $50,000 by calling the transfer agent at 833-2-NCFUND or 833-262-3863.

The proceeds will be sent by mail to the address designated on your account, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the ACH network to the bank account of record. Wires are subject to a $15 fee paid by the investor. An investor does not incur any charge when proceeds are sent via the ACH system. The redemption proceeds normally will be sent within three business days after receipt of your telephone instructions.

Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Each Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither a Fund, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If a Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker: If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem those shares. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. Each Fund's transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in a Fund's Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $250 per month, quarter, or annually into your established bank account. Please contact the applicable Fund at 833-2-NCFUND or 833-262-3863 for more information about the Fund's Automatic Withdrawal Plan.

This program may be terminated at any time by a Fund. You may also elect to terminate your participation in this Automatic Withdrawal Plan at any time by contacting the transfer agent at least five days prior to the next scheduled withdrawal.

A withdrawal under the Automatic Withdrawal Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount requested to be withdrawn exceeds the amount available in your account, which includes any dividends credited to your account, the account will ultimately be depleted.

Redemptions in Kind: Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount is greater than the lesser of $250,000 or 1% of the Fund's assets. The securities will be chosen by the Adviser and valued under the applicable Fund's net asset value procedures. Redemptions in kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on a Fund and its remaining shareholders, and will generally be made via a proportional distribution of the Fund’s securities. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash. A shareholder may also incur capital gains on the sale of portfolio securities received in an in-kind redemption and incur related tax liability.

When You Need a Signature Guarantee: A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When a redemption is received by the transfer agent and the account address has changed within the last 30 calendar days;

•	For all redemptions in excess of $50,000 from any shareholder account.

Signatures guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

A Fund may waive any of the above requirements in certain instances. In addition to the situations described above, a Fund and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Retirement Plans: If your investment is held through an IRA or other retirement plan, you must indicate on your redemption request whether a Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Given the short-term nature of the Treasury Fund’s investments and its use of the amortized cost method for calculating the NAV of the Fund’s shares, the Fund does not anticipate that under normal circumstances frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Treasury Fund’s shares. Regardless of their frequency or short-term nature, purchases and redemptions of the Fund’s shares can have adverse effects on the management of the Fund’s portfolio and its performance.

The remainder of this section applies to the Technology Fund only. The Technology Fund strongly discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund's investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund's Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include, but are not limited to committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund's Market Timing Trading Policy.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund's Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Fund.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund's Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Unless you are a tax-exempt investor or your investment is in a qualified retirement account, when you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.

The Technology Fund intends to distribute substantially of its net investment income and net capital gains annually. As a government money market fund, the Treasury Fund’s distributions are expected to consist primarily of income dividends, and income dividends will be declared daily and distributed monthly. Both distributions will be reinvested in shares of the applicable Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

If you elect to receive distributions and/or dividends by check and the post office cannot deliver the check, or if the check remains uncashed for six months, each Fund reserves the right to reinvest the distribution check in your Fund account at the then current NAV per share and to reinvest all subsequent distributions in shares of a Fund. You may change your election at any time by notifying the Fund in writing or by telephone at 833-2-NCFUND or 833-262-3863 at least five days prior to the record date.

Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year, the applicable Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. Each Fund is required to withhold taxes if a number is not delivered to the applicable Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisers to determine the tax consequences of owning a Fund's shares.

DISTRIBUTION OF SHARES

Distributor: Quasar Distributors LLC (the “Distributor”), 777 East Wisconsin Avenue, Milwaukee, WI 53202 , is the distributor for the shares of the Fund. Quasar Distributors, LLC is a registered broker-dealer and member of FINRA. Shares of each Fund are offered on a continuous basis.

Distribution Fees: The Trust has adopted a Distribution and Shareholder Servicing Plan for Investor Class shares (the "Plan"), pursuant to Rule 12b-1 of the 1940 Act, which allows the Funds to pay the Distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of a Fund's average daily net assets attributable to Investor Class shares.

The Distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Because 12b-1 fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries: The Distributor, its affiliates, and the Adviser and its affiliates may, at their own expense and out of their own assets, including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of the Funds or assist in the marketing of the Funds. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the Distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding: To reduce expenses, the Funds mail only one copy of a Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 833-2-NCFUND or 833-262-3863 on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

Lost Shareholders, Inactive Accounts and Unclaimed Property: It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the applicable Fund. Based upon statutory requirements for returned mail, the applicable Fund will attempt to locate the investor or rightful owner of the account. If a Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. A Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. To help protect their accounts, shareholders should keep their accounts up-to-date and active, which may include calling the Funds at 833-2-NCFUND or 833-262-3863 to generate shareholder initiated activity such as completing an account transaction. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Funds to complete a Texas Designation of Representative form.

FINANCIAL HIGHLIGHTS

The Funds have not commenced operations and, therefore, have not produced financial statements. Once produced, you can obtain a copy of the financial statements without charge by calling the applicable Fund at 833-2-NCFUND or 833-262-3863.

PRIVACY NOTICE

North Capital Funds Trust

Rev. February 2019

WHAT DOES NORTH CAPITAL FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•   Social Security number and wire transfer instructions

•   account transactions and transaction history

•   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons North Capital Funds Trust chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information:	Does North Capital Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share
QUESTIONS?	Call 833-2-NCFUND or 833-262-3863

PRIVACY NOTICE
north capital emerging technology fund

What we do:
How does North Capital Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does North Capital Funds Trust collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates' everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • North Capital Funds Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • North Capital Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • North Capital Funds Trust does not jointly market.

North Capital Emerging Technology Fund

North Capital Treasury Money Market Fund

Adviser	North Capital, Inc. 623 E. Fort Union Blvd., Suite 101 Salt Lake City, UT 84047	Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue Milwaukee, WI 53202
Independent Registered Public Accounting Firm	Richey May & Co., LLP 9605 S. Kingston Ct., #200 Englewood, CO 80112	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212	Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Additional information about the Funds is included in the Funds' Statement of Additional Information dated ___________, 2019 (the "SAI"). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds' policies and management. Additional information about the Funds' investments will also be available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year or fiscal period.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders when available, or other information about the Funds, or to make shareholder inquiries about the Fund, please call 833-2-NCFUND or 833-262-3863 or visit www.northcapital.com/northcapitalfunds. You may also write to:

North Capital Funds Trust
623 E. Fort Union Blvd., Suite 101
Salt Lake City, UT 84047

You may review and obtain copies of the Funds' information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-23404

North Capital Funds Trust

NORTH CAPITAL EMERGING TECHNOLOGY FUND

Investor Class Shares [ticker]

Institutional Class Shares [ticker]

NORTH CAPITAL TREASURY MONEY MARKET FUND

Institutional Class Shares [Ticker]

STATEMENT OF ADDITIONAL INFORMATION

April [ ], 2019

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus for North Capital Treasury Money Market Fund and North Capital Emerging Technology Fund (each, a “Fund” and, collectively, the “Funds”) dated [ ], 2019. Each Fund’s financial statements will be included in the applicable Fund’s Annual Report, and will be incorporated by reference into this SAI by subsequent amendment. A copy of the Prospectus or Annual Report can be obtained at no charge by writing the transfer agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, or by calling 833-2-NCFUND or 833-262-3863. Each Fund’s Prospectus is incorporated by reference into this SAI.

DESCRIPTION OF THE TRUST AND FUNDS

The North Capital Emerging Technology Fund (“Technology Fund”) and the North Capital Treasury Money Market Fund (“Treasury Fund” and, together with the Technology Fund, each, a “Fund,” and collectively, the “Funds”), are each series of North Capital Funds Trust, a Delaware statutory trust organized on December 10, 2018 (the “Trust”). Each Fund will operate as a diversified fund (as such term is defined by the 1940 Act). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”).

The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated February 7, 2019 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to the Funds is North Capital, Inc. (the “Adviser”).

The Technology Fund offers two classes of shares: Institutional Class shares and Investor Class shares. The Treasury Fund offers Institutional Class shares. All shares are held in non-certificated form registered on the books of each Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the affected shareholders. Shareholders of a Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of a Fund, see “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “How Shares are Priced” in the Prospectus and “Determination of Share Price” in this SAI.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks

The investment objective of each Fund and the descriptions of the Funds’ principal investment strategies are set forth under “Principal Investment Strategies” in the Prospectus. Each Fund’s investment objective is not fundamental and may be changed by the Board without the approval of a majority of the outstanding voting securities of the Trust.

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The following pages contain more detailed information about the types of instruments in which the Funds may invest, strategies the Adviser may employ in pursuit of the Funds’ investment objective and a summary of related risks. The information below applies to each Fund unless otherwise noted.

Certificates of Deposit and Bankers’ Acceptances

Each Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Closed-End Investment Companies

Shares of “closed-end” investment companies (or “closed-end funds”) are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange (“NYSE”), the NYSE MKT LLC, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

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A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Commercial Paper

Commercial paper consists of unsecured promissory notes, including variable amount master demand notes (“Master Notes”), issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Technology Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Master Notes are governed by agreements between the issuer that give the borrower the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand. Master Notes typically are not rated by credit rating agencies.

Convertible Securities (Technology Fund Only)

The Fund may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders. Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

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The Fund may also invest in contingent securities structured as contingent convertible securities also known as CoCos. Contingent convertible securities are typically issued by non-U.S. banks and are designed to behave like bonds in times of economic health yet absorb losses when a pre-determined trigger event occurs. A contingent convertible security is a hybrid debt security either convertible into equity at a predetermined share price or written down in value based on the specific terms of the individual security if a pre-specified trigger event occurs (the “Trigger Event”). Unlike traditional convertible securities, the conversion of a contingent convertible security from debt to equity is “contingent” and will occur only in the case of a Trigger Event. Trigger Events vary by instrument and are defined by the documents governing the contingent convertible security. Such Trigger Events may include a decline in the issuer’s capital below a specified threshold level, increase in the issuer’s risk weighted assets, the share price of the issuer falling to a particular level for a certain period of time and certain regulatory events.

Contingent convertible securities are subject to the credit, interest rate, high yield security, foreign security and markets risks associated with bonds and equities, and to the risks specific to convertible securities in general. Contingent convertible securities are also subject to additional risks specific to their structure including conversion risk. Because Trigger Events are not consistently defined among contingent convertible securities, this risk is greater for contingent convertible securities that are issued by banks with capital ratios close to the level specified in the Trigger Event. In addition, coupon payments on contingent convertible securities are discretionary and may be cancelled by the issuer at any point, for any reason, and for any length of time. The discretionary cancellation of payments is not an event of default and there are no remedies to require re-instatement of coupon payments or payment of any past missed payments. Coupon payments may also be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves. Due to uncertainty surrounding coupon payments, contingent convertible securities may be volatile and their price may decline rapidly in the event that coupon payments are suspended. Contingent convertible securities typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure. In certain scenarios, investors in contingent convertible securities may suffer a loss of capital ahead of equity holders or when equity holders do not. Contingent convertible securities are also subject to extension risk. Contingent convertible securities are perpetual instruments and may only be callable at pre-determined dates upon approval of the applicable regulatory authority. There is no guarantee that a Fund will receive return of principal on contingent convertible securities.

Convertible contingent securities are a newer form of instrument and the regulatory environment for these instruments continues to evolve. Because the market for contingent convertible securities is evolving, it is uncertain how the larger market for contingent convertible securities would react to a Trigger Event or coupon suspension applicable to a single issuer. The value of contingent convertible securities is unpredictable and will be influenced by many factors such as: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for contingent convertible securities; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Corporate Debt

Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB- or higher by S&P or Baa3 or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. The Funds may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer’s ability to meet interest and principal payments, resulting in a loss to the Funds.

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Exchange-Traded Funds (“ETFs”)

The Funds may invest in ETFs. Because many ETFs are considered to be investment companies, see “Investments in Other Investment Companies” below for additional information.

When the Funds invest in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, each Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Funds may be more heavily invested will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser believes it is in a Fund’s interest to do so. The Funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Funds invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Funds invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Adviser believes that, in the event of the termination of an underlying ETF they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

Fixed Income Securities

Fixed income securities include bonds and securities offered on a when-issued, delayed delivery, or forward commitment basis. Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Funds could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Funds’ investments in fixed income securities may fall when interest rates rise. Additional specific risks with respect to fixed income securities generally or particular types of fixed income securities appear below.

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Zero-Coupon Securities. Certain U.S. Treasury or government securities in which a Fund may invest are zero-coupon securities. Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero-coupon security.

Government Mortgage-Backed Securities. A government mortgage-backed security (“MBS”) is a type of pass-through security, which is a pooled debt obligation repackaged as interests that pass principal and interest through an intermediary to investors. In the case of government MBS, the ownership interest is issued by a trust and represents participation interests in pools of adjustable and fixed-rate mortgage loans. Government MBS are issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities). Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Most government MBS make these payments monthly; however, certain MBS are backed by mortgage loans which do not generate monthly payments but rather generate payments less frequently. Investments in government MBS expose the Fund to interest rate, prepayment and credit risks.

Prepayment and Extension Risk. Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on government MBSs include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding government MBSs. For example, when interest rates decline, the values of government mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments also limit the potential for capital appreciation on government MBSs. Conversely, when interest rates rise, the values of government MBSs generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of government MBSs, and cause their value to decline more than traditional fixed-income securities.

Generally, government MBSs compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a government MBS and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”). All else equal, an increase in the spread will cause the price of a government MBS to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or less market demand

Foreign Securities (Technology Fund Only)

The Fund may gain exposure to foreign securities both directly and indirectly though underlying investment companies that invest in foreign securities or by trading in domestic markets through an American Depositary Receipt (ADR). Purchases of foreign equity securities entail certain risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchange, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

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High Yield Securities (Technology Fund Only)

The Fund may invest in high yield securities as a non-principal investment strategy. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The prices of lower quality securities are subject to greater volatility. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Illiquid and Restricted Securities

A Fund may invest in illiquid and restricted securities, or securities that become illiquid after purchase by the Fund. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid. The Technology Fund may gain exposure to foreign securities through its investment in ADRs. Certain ADRs are not listed on an exchange and therefore may be considered to be illiquid.

However, the Treasury Fund will not invest more than 5% of the value of its total assets (measured at the time of purchase) in securities which are illiquid, which includes fixed time deposits with a notice or demand period of more than seven days that cannot be traded on a secondary market and certain restricted securities.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Funds might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Funds might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the NASDAQ.

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Under guidelines adopted by the Board, the Funds’ Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security; (iii) the number of other potential purchasers of the security; (iv) dealer undertakings to make a market in the security; (v) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (vi) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (i) is not traded flat or in default as to principal and interest, and (ii) is rated in one of the two highest rating categories by at least two nationally recognized statistical ratings organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Funds’ assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Indexed Securities (Technology Fund Only)

The Fund may purchase indexed securities consistent with its investment objective. Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Insured Bank Obligations

The Funds may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Funds may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

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Investment Company Securities

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and a Fund’s investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Under Section 12(d)(1) of the of the 1940 Act, the Funds may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the “3% Limitation”) or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the of 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund does not offer a class of securities that includes a sales load of more than 1 ½% percent. An investment company that issues shares to a Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. If a Fund relies on paragraph 12(d)(1)(F), the Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Funds may cause shareholders to bear duplicate fees.

In addition, the Funds are subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (“SEC”) that is applicable to the Fund; and (ii) the ETF and the Funds take appropriate steps to comply with any conditions in such order.

Options (Technology Fund Only)

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

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Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the NYSE, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Preferred Stock (Technology Fund Only)

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

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Real Estate Investment Trusts (“REITs”) (Technology Fund Only)

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986 (the “Code”). Such tax requirements limit a REIT’s ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Repurchase Agreements

The Funds may invest in fully collateralized repurchase agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with their custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions. A Fund may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% (5% for the Treasury Fund) of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Reverse Repurchase Transactions

The Funds may enter into reverse repurchase transactions. In a reverse repurchase transaction, a Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price. The repurchase price generally is equal to the original sales price plus interest. The Fund retains record ownership of the securities and the right to receive interest and principal payments. The Funds will enter into reverse repurchase transactions in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction. Such transactions may increase fluctuations in the market value of Funds’ assets and may be viewed as a form of leverage. Reverse purchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. In the event of bankruptcy or other default by the purchaser, the Funds could experience both delays in repurchasing the portfolio securities and financial losses. The Funds will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

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Reverse purchase transactions are considered by the SEC to be borrowings by the Funds under the 1940 Act. At the time a Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Funds’ investment restrictions) having a value equal to the repurchase price (including accrued interest). The Funds will monitor the accounts to ensure that the market value of each account equals the amount of each Fund’s commitments to repurchase securities.

Rights (Technology Fund Only)

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser might miscalculate their value resulting in a loss to the Fund. Another risk is the underlying common stock may not reach the Adviser’s anticipated price within the life of the right.

Separate Trading of Registered Interest and Principal of Securities

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Funds purchase the principal portion of the STRIP, the Funds will not receive regular interest payments. Instead they are sold at a deep discount from their face value. The Funds will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, a Fund may be required to liquidate other securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP’s purchase price and its face value.

U.S. Government Securities

The Funds may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

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The Funds’ investments in U.S. Government securities may include agency step-up obligations. These obligations are structured with a coupon rate that “steps-up” periodically over the life of the obligation. Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option. Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment. Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation. However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate. If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest. As a result, these obligations may expose the Funds to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.

Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.

In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (“SPAs”) with each of Freddie Mac and Fannie Mae, which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury’s obligations.

The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by NRSROs or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.

In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government, remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.

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Warrants (Technology Fund Only)

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk in investing in warrants is the Adviser might miscalculate their value, resulting in a loss to the Fund. Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser’s anticipated price within the life of the warrant.

Investment Restrictions

Fundamental Investment Limitations—Both Funds. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund). The term “majority of the outstanding shares” of a Fund means the lesser of: (i) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (ii) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental.

1. Borrowing Money. A Fund will not borrow money, except: (i) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; (ii) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made; or (iii) to obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

2. Senior Securities. A Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. A Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. A Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

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6. Loans. A Fund will not make loans to other persons, except: (i) by loaning portfolio securities; (ii) by engaging in repurchase agreements; or (iii) by purchasing debt securities or instruments. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Treasury Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. The Technology Fund will not invest 25% or more of its total assets in a particular industry or group of industries, except that the Fund will invest 25% or more of its total assets in the software and information technology group of industries.

8. Diversification. A Fund will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Fund will be invested in cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

Other Information Regarding Fundamental Investment Limitations. With respect to senior securities, the SEC and its staff have identified various securities trading practices and derivative instruments used by mutual funds that give rise to potential senior security issues under Section 18(f) of the 1940 Act. However, the SEC and its staff through interpretive releases and guidance, including Investment Company Act Release No. 10666 (April 18, 1979) and no-action letters, has developed an evolving series of methods by which a fund may address senior security issues. In particular, the common theme in this line of guidance has been to use methods of “covering” fund obligations that might otherwise create a senior security-type obligation by holding sufficient liquid assets that permit a fund to meet future obligations. Thus, a potential Section 18(f) senior security limitation is not applicable to activities that might be deemed to involve a form of the issuance or sale of a senior security by a Fund, provided that a Fund’s engagement in such activities is consistent with or permitted by Section 18 of the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

In the event that such asset coverage shall at any time fall below 300% for a particular Fund, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

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Non-Fundamental. The following non-fundamental limitations have been adopted by the Trust with respect to either Fund, as applicable:

1. 80% Investment Policy (Both Funds). Under normal circumstances, the Treasury Fund will invest at least 80% of its assets (net assets plus the amount of any borrowing for investment purposes) in securities issued or guaranteed by the U.S. Treasury and/or repurchase agreements that are fully collateralized, in other words, backed by such U.S. Treasury and/or repurchase agreements. Under normal circumstances, the Technology Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Emerging Technology Companies (as defined in the Prospectus). Each Fund will notify shareholders at least 60 days in advance of any change in this investment policy.

2. Government Money Market Fund (Treasury Fund). The Treasury Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.

Each Fund is subject to the requirements of Rule 22e-4 under the 1940 Act. Pursuant to Rule 22e-4, a Fund may not acquire any illiquid investment if, immediately after the acquisition, that Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of Rule 22e-4. Rule 22e-4 also requires policies and procedures to classify the liquidity of each Fund’s investments and manage the risks associated with illiquid and less liquid investments, which may affect how the Fund is able to pursue its investment objective and implement its investment strategies as described in the Prospectus and this SAI.

MANAGEMENT OF THE FUNDS

The Board supervises the business activities of the Trust and appoints the officers. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. As of the date of this SAI, the Funds are the only series in the “Fund Complex.” The Board generally meets four times a year to review the progress and status of the Funds.

Board Leadership Structure

The Trust is led by James P. Dowd, who has served as the Chairman of the Board since inception. The Board is comprised of three other Trustees, none of whom are an interested person (“Independent Trustees”). The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, and, more generally, in-practice (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman together with the Audit Committee and the full Board, provide effective leadership that is in the best interests of the Trust and the Fund shareholders because of the Board’s collective business acumen and understanding of the regulatory framework under which investment companies must operate.

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Board Risk Oversight

The Board is comprised of James P. Dowd and 3 Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information, and the Audit Committee’s communications with the independent registered public accounting firm.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

James P. Dowd, CFA. Mr. Dowd is the Founder and CEO of North Capital Private Securities, a registered broker-dealer focused on origination, placement, and clearing of exempt securities; North Capital Investment Technology, which provides technology for the exempt securities market; and North Capital Inc., the Adviser to the Funds. Prior to forming North Capital, Mr. Dowd, who has 33 years of experience in the global financial markets, was a Senior Managing Director and Head of the Hedge Fund Advisory and Fund of Funds business at Bear Stearns. At Bear, he led the portfolio management team in advising clients and allocating capital to non-affiliate hedge funds. Before Bear, Mr. Dowd managed the Lodgepole Fund, a multi-strategy arbitrage fund, and was a proprietary trader with Tokai Asia Limited (Hong Kong), a subsidiary of Tokai Bank Group, where he was responsible for arbitrage strategies. He also spent nine years with Bankers Trust in New York, London and Tokyo where he was Managing Director and Head of Derivatives Trading for Asia, Branch Manager of BT Asia Securities Ltd. Tokyo, and a Partner of Bankers Trust. Mr. Dowd began his career with Samuel Montagu Capital Markets Inc., a boutique investment bank. He holds the Chartered Financial Analyst designation and is a Certified Public Accountant. He serves on the boards of directors of several privately held companies. Mr. Dowd’s background in the investment industry and experience as a chief executive officer contribute to the Board’s effectiveness in overseeing and managing the operations of the Trust.

Karen Fleck, CPA. Ms. Fleck is the Founder and CEO of Start It Advisors, LLC (“Start It”), a consulting company offering business services to founders and CEO’s of start-up companies. Prior to forming Start It in 2018, Ms. Fleck served in multiple roles at RealtyMogul.com (“RM”), including as Controller, Senior Vice President of Accounting, and Chief Operations Officer, from 2015 to 2018. Prior to joining RM, Ms. Fleck served as the Chief Financial Officer (“CFO”) at American Assets Investment Management/American Assets Capital Advisers/American Assets, Inc. (“American Assets”) from 2012 to 2015. Prior to serving as CFO, Ms. Fleck was a controller at American Assets. Ms. Fleck began her career at McGladrey & Pullen LLP (now known as RSM). Ms. Fleck is a Certified Public Accountant with an in depth knowledge of finance, accounting, and audit. She received her Bachelors and Masters in Accounting from the University of Connecticut. Ms. Fleck has been designated by the Board of Trustees as an “Audit Committee Financial Expert.” Ms. Fleck’s experience as a consultant and strong background in accounting will contribute to the Board’s effectiveness in managing service providers and general attention to detail in carrying out its governance duties.

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Nivine F. Richie, Ph.D., CFA. Dr. Richie is the Chair of the Department of Economics & Finance, and Professor of Finance at the University of North Carolina Wilmington (“UNCW”), Cameron School of Management. She joined the faculty at UNCW in 2007 and teaches courses in investment analysis, derivatives, fixed income, and research methods. Her research interests include cost of capital, banking, and derivatives. She has published studies in the Journal of Economics and Finance, Journal of Futures Markets, Review of Futures Markets, and Journal of Trading, among others. Prior to joining academia, Dr. Richie was a mortgage-backed securities trader for a regional bank in South Florida. For over 10 years, Dr. Richie has served as a consultant to the CFA Institute, and holds the Chartered Financial Analyst designation. Dr. Richie earned her Bachelor of Science in Finance from Penn State University, and her Ph.D. in Finance from Florida Atlantic University. Ms. Richie’s depth of research experience in markets and financial products will contribute to the Board’s understanding of strategy and effectiveness in oversight of the Adviser.

David Wieder. Mr. Wieder is the Co-Founder and President of HerMoney Media, Inc. (“HerMoney”), a digital media company focused on personal finance for women. In addition to serving as president of HerMoney, Mr. Wieder has been the Managing Principal at Committed Capital LLC, a private equity investment and management consulting firm, since 2002 when he co-founded the company. Prior to his time with Committed Capital, he co-founded and served as CEO of Domini Impact Investments, a registered investment adviser. In addition to his extensive experience working at start-up companies, Mr. Wieder has served on multiple boards, including serving as a Trustee of the Washington Montessori School and chairing the finance committee at the W. O’Neil Foundation. Mr. Wieder earned a Bachelor’s Degree from Cornell University. With a background in the investment advisory business and experience as an executive manager, Mr. Wieder is aware of the regulatory framework under which investment companies operate, and will contribute to the Board’s effectiveness in managing the Trust.

Each of the Independent Trustees possesses a strong understanding of the regulatory framework under which investment companies must operate. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes the Board highly effective.

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address[2] and Year of Birth	Position, Term of Office[3] & Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Karen Fleck Year: 1983	Trustee, since 2019	StartIt Advisors, Founder/CEO (November 2018-Present); Realty Mogul, Chief Operations Officer (March 2015-November 2018); American Assets Capital Advisers LLC, Chief Financial Officer (March 2011-March 2015)	2	None

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Name Address[2] and Year of Birth	Position, Term of Office[3] & Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Nivine Richie Year: 1963	Trustee, since 2019	University of North Carolina Wilmington, Professor (August 2007 – Present)	2	None
David Wieder Year: 1966	Trustee, since 2019	HerMoney Media Inc, Co-Founder, President and Treasurer (May 2018 – Present); Committed Capital LLC, Managing Principal (June 2002-Present); Worth Financial Holdings, Chairman CEO and Director (May 2018-Present); Washington Montessori School, Trustee (May 2015-Present); The W O’Neil Foundation, Investment Committee Chairman (July 2016-Present)	2	None

[1]	The “Fund Complex” consists of the North Capital Emerging Technology Fund and North Capital Treasury Money Market Fund.

[2]	The address for each Trustee listed is c/o North Capital Funds Trust, 623 E. Fort Union Blvd., Suite 101, Salt Lake City, UT 84047.

[3]	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act , and each officer of the Trust.

Name, Address[3] and Year of Birth	Position, Term of Office[2] & Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James P. Dowd[4] Year: 1964	Interested Trustee and President, since 2019	North Capital, Inc., Chief Executive Officer (October 2008-Present); North Capital Investment Technology Inc., Chief Executive Officer (January 2014-Present)	2	None
Rhonda Davis Year: 1968	Chief Compliance Officer, since 2019	Cobia Compliance LLC, Regulatory Consultant (February 2009-Present)	N/A	N/A
Stephanie Holt Year: 1965	Treasurer, since 2019	North Capital Inc., Chief Financial Officer (August 2012-Present); North Capital Investment Technology Inc., Chief Operations Officer (August 2012-Present)	N/A	N/A
Michael Weaver Year: 1982	Secretary, since 2019	North Capital Inc. and North Capital Private Securities Corporation, Financial Services Director-Principal (January 2015-Present); MKP Capital Management, Portfolio Management Intern (From June 2014-August 2014)	N/A	N/A

[1]	The “Fund Complex” consists of the North Capital Emerging Technology Fund and North Capital Treasury Money Market Fund.

[2]	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

[3]	The address for each Trustee and Officer listed is c/o North Capital Funds Trust, 623 E. Fort Union Blvd., Suite 101, Salt Lake City, UT 84047.

[4]	Mr. Dowd is the founder and Chief Executive Officer of North Capital, Inc., the adviser to the Funds.

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The Trust’s audit committee consists of the Independent Trustees. The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of each Fund, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of each Fund’s financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between each Fund’s independent auditor and the full Board.

As of the date of this SAI, the Trustees beneficially owned the following amounts in each Fund:

Name of Trustee	Dollar Range of Securities in the Technology Fund	Dollar Range of Securities in the Treasury Fund	Aggregate Dollar Range of Securities In Trust
James P. Dowd	$0	$0	$0
Karen Fleck	$0	$0	$0
Nivine Richie	$0	$0	$0
David Wieder	$0	$0	$0

The following table describes the compensation estimated to be paid to the Trustees for the Trust’s initial fiscal year. Trustees of the Fund who are deemed “interested persons” of the Trust receive no compensation from the Funds. The Trust’s officers receive no compensation directly from the Trust for performing the duties of their respective offices.

Name of Trustee	Aggregate Compensation from the Technology Fund[1]	Aggregate Compensation from the Treasury Fund[1]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees[1]
Karen Fleck	$2,500	$2,500	$0	$0	$5,000
Nivine Richie	$2,500	$2,500	$0	$0	$5,000
David Wieder	$2,500	$2,500	$0	$0	$5,000

[1]	Estimated compensation for the Funds’ first fiscal year.

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under 1940 Act, and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Trust, the Trust, the Adviser, and the Distributor have each adopted a code of ethics and procedures for implementing the provisions of the code. The personnel of the Trust, the Adviser, and the Distributor are subject to their respective code of ethics when investing in securities that may be purchased, sold or held by the Fund.

THE DISTRIBUTOR

Quasar Distributors, LLC (the "Distributor") located at 777 East Wisconsin Avenue, Milwaukee, WI 53202 serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the FINRA. The offering of the Funds’ shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of each Fund’s shares, will use reasonable efforts to facilitate the sale of each Fund’s shares.

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The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees or by vote of a majority of the outstanding shares of the Fund on sixty (60) days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on sixty (60) days written notice to the Funds. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Funds and may allow concessions to dealers that sell shares of the Funds.

Rule 12b-1 Plan (Technology Fund Only)

The Technology Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Fund to pay the “Distributor for certain distribution and promotion expenses related to marketing Investor Class shares of the Technology Fund. The amount payable annually by the Fund is 0.25% of the average daily net assets of Investor Class shares. The Plan is a compensation style plan, which means the Fund accrues expenses and pays the Distributor based upon the percentage described above rather than on actual expenses incurred by the Distributor.

Under the Plan, the Fund may engage in any activities related to the distribution of its respective Investor Class shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of Investor Class shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Investor Class shares; (b) payments made to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that hold Investor Class shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders, or that render shareholder support services not otherwise provided by the Fund’s transfer agent, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Fund, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (c) expenses of maintaining personnel (including personnel of organizations with which the Fund has entered into agreements related to this Plan) who engage in or support distribution of Investor Class shares; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and (h) costs of implementing and operating this Plan.

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The Trustees expect that the Plan could significantly enhance the Fund’s ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of the Fund will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist the Fund in seeking to achieve its investment objective.

The Plan has been approved by the Board, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of the date of this SAI, North Capital, Inc., located at 623 E. Fort Union Blvd., Suite 101, Salt Lake City, UT 84047 owned 100% of the outstanding shares of both Funds, and is deemed to control both Funds. North Capital’s ownership is expected to diminish upon commencement of the public offering of shares.

Shareholders owning more than 25% of the shares of a Fund are considered to “control” the Fund as that term is defined under the 1940 Act. Persons controlling a Fund can significantly influence the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

Management Ownership

As of the date of this SAI, the Trustees and officers, as a group, did not own shares of either Fund.

INVESTMENT ADVISORY SERVICES

Investment Adviser

North Capital, Inc., located at 623 E. Fort Union Blvd., Suite 101, Salt Lake City, UT 84047, is the investment adviser to the Funds. Under the terms of the management agreement between the Trust, on behalf of each Fund, and the Adviser (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to each Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its management services, the Technology Fund and the Treasury Fund are each obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.95% and 0.25%, respectively, of the average daily net assets of each Fund.

The Agreement continues in effect with respect to each Fund for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance, with respect to a Fund, is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

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The Adviser has contractually agreed to reduce its fees and to reimburse expenses, for at least one year after the date of this Prospectus to ensure that total annual Fund operating expenses after fee waiver and reimbursement, exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) will not exceed 1.30% and 1.05% of the average daily net assets attributable to the Investor Class and Institutional Class shares of the Technology Fund, respectively, and will not exceed 0.45% of the average daily net assets attributable to the Institutional Class shares of the Treasury Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the applicable Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees, on 60 days written notice to the Adviser.

A discussion regarding the basis for the Board’s approval of the Agreement will be available in the Funds’ first annual or semi-annual shareholder report.

PORTFOLIO MANAGERS

James P. Dowd and Michael T. Weaver, are the portfolio managers responsible for the day-to-day management of the Funds. As of the date of this SAI, Mr. Dowd and Mr. Weaver were also responsible for the management of the following other types of accounts:

Portfolio Manager: James P. Dowd
Account Type	Number of Accounts	Total Assets in Accounts Managed	Number Accounts Subject to Performance Fee	Total Assets in Accounts Managed Subject to Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Portfolio Manager: Michael T. Weaver
Account Type	Number of Accounts	Total Assets in Accounts Managed	Number Accounts Subject to Performance Fee	Total Assets in Accounts Managed Subject to Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

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In general, when a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it could receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below.

The Adviser attempts to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, the Adviser may recommend or cause a client to invest in a security in which another client of the Adviser has an ownership position. The Adviser has adopted certain procedures intended to treat all client accounts in a fair and equitable manner. To the extent that the Adviser seeks to purchase or sell the same security for multiple client accounts, the Adviser may aggregate, or bunch, these orders where it deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average share price for the bunched order on the same business day.

Portfolio managers receive a base salary and are eligible to receive a discretionary cash bonus and stock options based on individual performance, business line performance, and overall firm performance. The goal of the firm in designing its compensation plan is to reward accomplishment at the personal, business, and company level, while ensuring that the interests of customers, employees, and shareholders are appropriately and fairly aligned.

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Funds as of the date of this SAI.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds
James P. Dowd	$ 0
Michael T. Weaver	$ 0

Custodian

U.S. Bank N.A., Custody Operations, 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212 serves as the Funds’ custodian (the “Custodian”). The Custodian acts as each Fund’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

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Transfer Agent, Administrator and Fund Accountant

U.S. Bancorp Fund Services LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, acts as the transfer agent (the “Transfer Agent”) for the Funds. The Transfer Agent maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. .

In addition, the Transfer Agent provides the Funds with fund administration and fund accounting services, which includes certain monthly reports, record-keeping and other management-related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the oversight of, and policies established by, the Board, the Adviser is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to each Fund and/or the other accounts over which the Adviser exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell a Fund’s shares so long as such placements are made pursuant to policies approved by the Board that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to a Fund. Although research services and other information are useful to a Fund and the Adviser, it is not possible to place a dollar value on the research and other information received.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

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When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“aggregated”) basis. Aggregated transactions can produce better execution for a Fund because of the increased volume of the transaction. If the entire blocked order is not filled, a Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The Adviser may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Adviser believes an adjustment is reasonable.

Portfolio Turnover

The portfolio turnover rate for a Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in additional tax consequences to the Fund’s Shareholders.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund is also required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. Each Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Funds, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). The Funds may enter into ongoing arrangements to release portfolio holdings to rating agencies, such as Morningstar or Lipper, in order for the agencies to assign a rating or ranking to each Fund. Portfolio holdings will be supplied to rating agencies no more frequently than quarterly and only after each Fund has filed a Form N-CSR or Form N-Q with the SEC. Currently, the Funds do not have any ongoing arrangements to release portfolio holdings information to rating agencies.

Information concerning the portfolio holdings of the Technology Fund will be available on the Fund’s website at www.northcapital.com/northcapitalfunds.

Information concerning the portfolio holdings of the Treasury Fund, a money market fund will be available on the Fund’s website at www.northcapital.com/northcapitalfunds. Such information is posted on the website five business days after month-end then remains posted on the website for six months thereafter. The summary portfolio composition information may include effective average maturity of the Fund’s portfolio and/or percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security. The Fund’s WAM and WAL, shadow NAV (market-based value of the Fund’s portfolio), daily and weekly liquid assets and daily flows are posted every business day and remain posted on the website for six months thereafter. In addition, the Treasury Fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information of the Fund. The Fund’s Form N-MFP filings will be available on the SEC’s website, and the Fund’s website will contain a link to such filings.

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Pursuant to policies and procedures adopted by the Board, each Fund has ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Fund. The Adviser, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of each Fund. Each Fund discloses portfolio holdings to its auditor (Richey May & Co., LLP), legal counsel (Thompson Hine LLP), proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

Each Fund makes publicly available on a monthly basis an updated list of the Fund’s top ten holdings, sector weightings and other Fund characteristics. This information is made available on the Funds’ website. The same information may also be included in printed marketing materials. The information is updated monthly and is usually available within 5 days of the month end. Each Fund’s Form N-CSR and Form N-Q will contain the Fund’s entire list of portfolio holdings as of the applicable quarter end.

The Funds, the Adviser, the Transfer Agent, the Fund Accounting Agent and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Board, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Fund’s shareholders, (ii) the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing a Fund’s portfolio holdings.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Funds’ Adviser, Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about a Fund’s portfolio holding and the duty not to trade on the non-public information. The Funds believe that these are reasonable procedures to protect the confidentiality of the Funds’ portfolio holdings and will provide sufficient protection against personal trading based on the information.

Determination of SHARE price

The price (net asset value) of the shares of a Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. For a description of the methods used to determine the net asset value, see “How to Buy Shares – Purchasing Shares” in the Prospectus.

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For the purpose of calculating the net asset value per share of the Technology Fund with respect to equity securities, these generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser, as applicable, believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

For the purpose of calculating the net asset value per share of the Technology Fund with respect to fixed income securities, these securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

For the purpose of calculating the net asset value per share of the Treasury Fund, investments are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Board has determined to be in the best interest of the Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

REDEMPTION IN-KIND

Each Fund does not intend to redeem shares in any form except cash. However, each Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period) in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder. In the event that redemption in-kind is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund.

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TAX CONSEQUENCES

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under provisions of Sub-Chapter M of the Code, each Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a regulated investment company under Sub-Chapter M of the Code, at least 90% of a Fund’s income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund’s total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security’s purchase. Not qualifying under Subchapter M of the Code would cause a Fund to be considered a personal holding company subject to normal corporate income taxes. Each Fund then would be liable for federal income tax on the capital gains and net investment income distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Fund. Any subsequent dividend distribution of the Fund’s earnings after taxes would still be taxable as received by shareholders.

Tax Distribution: Each Fund’s distributions (capital gains and dividend income), whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders. All income realized by a Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board. Dividends received shortly after purchase of a Fund’s shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in each Fund.

Federal Withholding: Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by each Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Medicare Tax: An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from each Fund and net gains from redemptions or other taxable dispositions of a Fund’s shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Shareholders should consult their tax advisers about the application of federal, state, local and foreign tax law in light of their particular situation. The Funds are treated as a separate tax entities for federal tax purposes.

Foreign Account Tax Compliance Act: Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by each Fund and (ii) certain capital gain distributions and the proceeds arising from the sale of a Fund’s shares paid by the Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. Each Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

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Tax Loss Carryforward: Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post December losses are determined only at the end of each fiscal year. Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

The undistributed ordinary income and capital gains (losses) shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statement of assets and liabilities due to post-October capital loss deferrals for each Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated responsibilities for decisions regarding proxy voting for securities held by each Fund to the Adviser. A copy of the proxy voting policies of the Adviser are attached hereto as Appendix A. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 833-2-NCFUND or 833-262-3863. The information also will be available on the SEC’s website at www.sec.gov. In addition, a copy of the Trust’s proxy voting policies and procedures are also available by calling 833-2-NCFUND or 833-262-3863 and will be sent within three business days of receipt of a request.

Independent Registered Public Accounting Firm

The firm of Richey May & Co., LLP, 9605 S. Kingston Ct., #200, Englewood, Colorado 80112, has been selected as independent registered public accounting firm for the Funds. Richey May & Co., LLP will perform an annual audit of the Funds’ financial statements and provides financial, tax and accounting services as requested.

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Financial Statements

North Capital Funds Trust

Statements of Assets and Liabilities

March 12, 2019

ASSETS	North Capital Emerging Technology Fund	North Capital Treasury Money Market Fund
Cash	$50,000	$50,000
Receivable from adviser	19,131	19,131
Deferred offering costs	9,101	9,101
Total Assets	78,232	78,232
LIABILITIES
Organizational costs payable	19,131	19,131
Offering costs payable	9,101	9,101
Total Liabilities	28,232	28,232
NET ASSETS	$50,000	$50,000
Composition of Net Assets:
Portfolio Capital	$50,000	$50,000
Net Assets	$50,000	$50,000
Fund shares issued and outstanding (par value $0.00 per share; unlimited number of shares authorized)	5,000	50,000
Net asset value per share	$10.00	$1.00

See accompanying Notes to Financial Statements.

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North Capital Funds Trust

Statements of Operations

For the Period December 10, 20181 (organization of Trust) through March 12, 2019

	North Capital Emerging Technology Fund	North Capital Treasury Money Market Fund
EXPENSES
Organizational expenses	$19,131	$19,131
Less: Expenses reimbursed by adviser	(19,131)	(19,131)
NET INCOME	$-	$-

(1)	Reference date from Declaration of Trust.

See accompanying Notes to Financial Statements.

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North Capital Funds Trust

North Capital Emerging Technology Fund
North Capital Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS
March 12, 2019

1.	Organization

The North Capital Emerging Technology Fund (“Technology Fund”) and the North Capital Treasury Money Market Fund (“Treasury Fund” and, together with the Technology Fund, each, a “Fund”, and collectively, the “Funds”), are each series of North Capital Funds Trust, a Delaware statutory trust organized on December 10, 2018 (the “Trust”). Each Fund will operate as a “diversified” fund (as such term is defined under the 1940 Act). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The investment adviser to the Funds is North Capital, Inc. (the “Adviser”).

The Technology Fund offers two classes of shares: Institutional Class shares and Investor shares. The Treasury Fund offers Institutional Class shares. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. All shares of the Funds have equal voting rights and liquidation rights.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in U.S. Dollars. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

(a)	Investment Valuation

Technology Fund

Equity securities are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser, as applicable, believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Fixed income securities are generally valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

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Treasury Fund

Investments are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Board has determined to be in the best interest of the Treasury Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all its portfolio securities.

(b)	Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(c)	Security Transactions and Investment Income

For financial statement purposes, the Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.

(d)	Cash and Cash Equivalents

The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedules of Investments as well as in investments of the Statements of Assets and Liabilities.

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(e)	Federal Income Taxes

Each Fund intends to qualify as a “regulated investment company’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f)	Distribution to Shareholders

The Technology Fund intends to distribute substantially of its net investment income and net capital gains annually. As a government money market fund, the Treasury Fund’s distributions are expected to consist primarily of income dividends, and income dividends will be declared daily and distributed monthly.

3.	Agreements

(a)	Investment Advisory Agreement

Under the terms of the management agreement between the Trust, on behalf of each Fund, and the Adviser (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to each Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.95%, and 0.25% on the average daily net assets of the Technology Fund and the Treasury Fund, respectively.

In the interest of limiting the expenses of the Funds, the Adviser has entered into a contractual operating expense limitation agreement with each Fund. Pursuant to the Operating Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding front-end or contingent deferred loads, taxes, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary expenses) not incurred in the ordinary course of business so that the Funds’ ratio of total annual operating expenses, expresses as a percentage of a share classes’ average daily net assets, is limited to 1.30%, 1.05% and 0.45% of the Technology Fund Investor Class, Technology Fund Institutional Class, and the Treasury Fund Institutional Class, respectively. The Adviser retains its right to receive reimbursement of any excess expense payments paid by it pursuant to this Agreement for 3 years from the date on which the waiver or reimbursement occurs if such reimbursement can be achieved within the lesser of the Operating Expense Limitations or the expense limits in place at the time of recoupment. The Adviser’s right to receive such reimbursement shall survive the termination of either this Agreement of the Investment Advisory Agreement. As of March 12, 2019, organizational expenses of $19,131 for each Fund are subject to reimbursement to the Adviser, expiring March 12, 2022.

.

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(b)	Administrator, Custodian and Transfer Agent

The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c)	Distributor

Quasar Distributors, LLC, a subsidiary of U.S. Bancorp, serves as the Funds’ distributor.

4.	Organization and Offering Costs

Organization costs consist of costs incurred to establish the Funds and enable them legally to do business. Each Fund expenses organization costs as incurred. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These organization and offering expenses will be advanced by the Adviser and the Adviser has agreed to reimburse each Fund for these expenses, subject to potential recovery (see Note 3). Organizational costs which are subject to reimbursement by the Adviser are presented in the Statement of Assets and Liabilities as a receivable from Adviser. The total amount of the organization costs and offering costs incurred by each Fund is estimated at approximately $19,131 and $9,101, respectively.

5.	Principal Risks

The Funds in the normal course of business make investments in financial instruments where there is risk of potential loss. There can be no assurance that the Funds will achieve their investment objective.

6.	Subsequent Events

Management has evaluated subsequent events through April 11, 2019, the date the financial statements were available for issuance. Based on this evaluation, no adjustments to the financial statements were required.

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9605 S Kingston Ct. Suite 200 Englewood, CO 80112 303-721-6131 www.richeymay.com Assurance | Tax | Advisory

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of North Capital Funds Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of North Capital Emerging Technology Fund and North Capital Treasury Money Market Fund (each, a “Fund”, and collectively, the “Funds”) each a series of North Capital Funds Trust (the “Trust”), as of March 12, 2019, the related statements of operations for the period from December 10, 2018 (Organization of Trust) through March 12, 2019, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust and its series as of March 12, 2019, and the results of its operations for the period from December 10, 2018 (Organization of Trust) through March 12, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as North Capital Funds Trust’s auditor since 2019.

/s/ Richie May & Co., LLP

Englewood, Colorado

April 11, 2019

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Appendix A: North Capital Proxy Voting Policies and Procedures

PROXY VOTING POLICY

BACKGROUND

As a registered investment advisor and fiduciary, North Capital is obligated to vote proxies in the best interest of clients. In addition, the Department of Labor views the fiduciary act of managing ERISA plan assets to include the voting of proxies. Proxy voting decisions must be made solely in the best interests of the pension plan’s participants and beneficiaries. The Department of Labor has interpreted this requirement as prohibiting a fiduciary from subordinating the retirement income interests of participants and beneficiaries to unrelated objectives. The guidelines in this Policy have been formulated in a manner designed to ensure decision-making consistent with these fiduciary responsibilities. This policy describes the general approach and specific procedures maintained by North Capital to ensure decision-making that is consistent with its fiduciary duties.

RESPONSIBILITY

Unless discretionary authority is retained by a client, responsibility for voting proxies rests with each client’s investment advisor and ultimately with North Capital’s Chief Investment Officer. It is possible that the voting decision for one client may not be consistent with or appropriate for another client, even when North Capital has discretion. Moreover, for some accounts there are likely to be frequent instances where North Capital elects not to cast any vote. Such situations may include, without limitation:

•	Limited value of the investment: North Capital concludes that the value of a client’s interest in the proposal or the value of the portfolio holding is insignificant in absolute terms, or relative to the overall portfolio;

•	Securities Lent: where securities in a client’s account have been loaned out and have not been recalled as of the record date or the vote date relating to the proxy proposals related to those securities;

•	Unjustifiable Cost: where North Capital believes, in its sole discretion, that the cost of voting (including non-objective costs) on a proxy proposal would likely exceed the anticipated benefit of the proposal

POLICY

Any general or specific proxy voting guidelines provided by an advisory client, including the decision by a client to retain all proxy voting rights, shall supersede the specific guidelines in this Policy for such client. North Capital will disclose to clients information about this Policy and information on how proxy votes related to their accounts were cast. North Capital will maintain voting records for all advisory clients as required under the Advisors Act.

Certain advisory clients may participate in securities lending programs, which may reduce or eliminate the amount of shares eligible for voting if such shares are out on loan and cannot be recalled in time for the vote. Implicit in the decision to invest in or retain the security of a corporation is acceptance of its existing corporate ownership structure, its management, and its operations. Accordingly, North Capital is unlikely to support any proxy proposals that would change the existing status of a corporation unless North Capital believes that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable presumption, North Capital will assess management on an ongoing basis both in terms of its business capability and its dedication to shareholders to seek to ensure that the Firm’s continued confidence is justified. North Capital will vote to support shareholder proposals if it is determined that management is not acting in the best interest of shareholders.

Situations may arise that involve an apparent or real conflict of interest. For example, North Capital may manage the assets of a pension plan of a company whose management is soliciting proxies, or an employee involved with managing a client portfolio may have a close relative who serves as a director or executive of a company that is soliciting proxies regarding securities held in such account. In all cases, without exception, North Capital seeks to vote proxies based on the best interests of clients.

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It should be clearly understood that the particular facts of specific situations, including different voting practices in jurisdictions outside the United States, may warrant a departure from these guidelines. In such cases, North Capital will consider the facts that are believed to be relevant. If a vote is cast that is contrary to these guidelines, the reasons for contrary vote will be recorded.

ROUTINE MATTERS

Routine proxy proposals, amendments, or resolutions are typically proposed by management and meet the following criteria:

•	The proposals do not materially change the structure, management control, or operation of the corporation.

•	The proposals are consistent with industry standards as well as the corporate laws of the state of incorporation.

North Capital will ordinarily support the following routine proposals:

•	To increase authorized common shares.

•	To increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

•	To elect or re-elect directors, except as noted below.

•	To appoint or elect auditors.

•	To approve indemnification of directors and limitation of directors’ liability.

•	To establish compensation levels.

•	To establish employee stock purchase or ownership plans.

•	To set time and location of annual meeting.

North Capital will generally withhold its vote for a nominee to the board if he or she failed to attend more than 25% of the board meetings in the previous year without a valid reason. In addition, North Capital will withhold its vote for all nominees if:

•	since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has revalued underwater options; or

•	since the last meeting, shareholders approved by majority vote a resolution recommending that the board rescind a “poison pill” and the board has failed to take responsive action to that resolution. Responsive action would include the rescission of the “poison pill” (without a broad reservation to reinstate the “poison pill” in the event of a hostile tender offer), or public assurances that the terms of the “poison pill” would be put to a binding shareholder vote within the next five to seven years.

North Capital will evaluate a contested election of directors on a case-by-case basis, considering the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of the nominees for both slates and an evaluation of what each side is offering shareholders.

In each of the foregoing cases, North Capital reserves the right to deviate from the stated guidelines if it believes that such deviation would be in the best interests of the client.

NON-ROUTINE PROPOSALS

Social Issues

Proposals in this category involve issues of social conscience and are typically proposed by shareholders who believe that the corporation’s internally adopted policies are misguided or counterproductive.

If North Capital has determined that management is generally socially responsible, North Capital will ordinarily vote against the following shareholder proposals:

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•	To enforce restrictive energy policies.

•	To place arbitrary restrictions on military contracting.

•	To bar or place arbitrary restrictions on trade with other countries.

•	To restrict the marketing of controversial products.

•	To limit corporate political activities.

•	To bar or restrict charitable contributions.

•	To enforce a general policy regarding human rights based on arbitrary parameters.

•	To enforce a general policy regarding employment practices based on arbitrary parameters.

•	To enforce a general policy regarding animal rights based on arbitrary parameters.

•	To place arbitrary restrictions on environmental practices.

Financial and Governance Issues

Proposals in this category are usually offered by management and seek to change a corporation’s legal, business or financial structure.

North Capital will generally vote in favor of the following management proposals provided that the position of current shareholders is preserved or enhanced:

•	To change the state of incorporation.

•	To approve mergers, acquisitions or dissolution.

•	To effect indenture changes.

•	To change capitalization.

Shareholder Rights

Proposals in this category are made regularly both by management and shareholder groups, and they can be generalized as involving issues that transfer or realign board or shareholder voting power.

North Capital would generally oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time, North Capital believes that stability and continuity promote profitability. The following guidelines are tempered by the clear understanding that individual proposals must be carefully assessed in the context of their particular facts and circumstances.

North Capital generally will vote for the following management proposals:

•	To require majority approval of shareholders in acquisitions of a controlling share in the corporation.

•	To institute staggered board of directors.

•	To require shareholder approval of not more than 66 2/3% for a proposed amendment to the corporation’s by-laws.

•	To eliminate cumulative voting.

•	To adopt anti-greenmail charter or by-law amendments or to otherwise restrict a company’s ability to make greenmail payments.

•	To create a dividend reinvestment program.

•	To eliminate preemptive rights.

•	To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action (commonly known as a “poison pill”).

•	To adopt or continue a stock option or restricted stock plan if all such plans for a particular company do not involve excessive dilution.

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North Capital generally will vote against the following management proposals:

•	To require greater than 66 2/3% shareholder approval for a proposed amendment to the corporation’s by-laws (“super-majority provisions”).

•	To require that an arbitrary fair price be offered to all shareholders that is derived from a fixed formula (“fair price amendments”).

•	To authorize a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

•	To prohibit replacement of existing members of the board of directors.

•	To eliminate shareholder action by written consent without a shareholder meeting.

•	To allow only the board of directors to call a shareholder meeting or to propose amendments to the articles of incorporation.

•	To implement any other action or procedure designed primarily to discourage a takeover or other similar action (commonly known as a “poison pill”).

•	To limit the ability of shareholders to nominate directors.

•	To adopt or continue a stock option or restricted stock plan if the plan contributes to excessive dilution.

North Capital generally will vote for the following shareholder proposals:

•	To rescind share purchases rights or require that they be submitted for shareholder approval, but only if the vote required for approval is not more than 66 2/3%.

•	To opt out of state anti-takeover laws deemed to be detrimental to the shareholder.

•	To change the state of incorporation for companies operating under the umbrella of anti-shareholder state corporation laws if another state is chosen with favorable laws in this and other areas.

•	To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action.

•	To permit shareholders to participate in formulating management’s proxy and the opportunity to discuss and evaluate management’s director nominees, and/or to nominate shareholder nominees to the board.

•	To require that the board’s audit, compensation, and/or nominating committees be comprised exclusively of independent directors.

•	To adopt anti-greenmail charter or by-law amendments or otherwise restrict a company’s ability to make greenmail payments.

•	To create a dividend reinvestment program.

•	To recommend that votes to “abstain” not be considered votes “cast” at an annual meeting or special meeting, unless required by state law.

•	To require that “golden parachutes” be submitted for shareholder ratification.

•	To rescind a stock option or restricted stock plan if the plan contributes to excessive dilution.

North Capital generally will vote against the following shareholder proposals:

•	To restore preemptive rights.

•	To restore cumulative voting.

•	To require annual election of directors or to specify tenure.

•	To eliminate a staggered board of directors.

•	To require confidential voting.

•	To require directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

•	To dock director pay for failing to attend board meetings.

•	To rescind a stock option or restricted stock plan if the plan does not contribute to excessive dilution.

•	To prohibit the provision of any non-audit services by a company’s auditors to the company.

VOTING PROCESS

Proxies received by North Capital are reviewed initially by the Chief Compliance Officer, who is responsible for flagging proposals that are not routine and should be further reviewed. An ad hoc Proxy Voting Committee, comprised of the Chief Investment Officer and other advisors appointed by the CIO, convenes to review all other issues and make voting recommendations. The voting recommendations are then returned to the Chief Compliance Officer and disseminated to all advisors for final review and with consideration for the particular objectives and constraints of each client account. Any changes are returned to the Chief Compliance Officer, who is charged operationally with casting proxy votes and maintaining appropriate records in accordance with the Advisors Act and other applicable laws and regulations.

4

North Capital is not responsible for any proxy materials not received by mail or commercial carrier at its business address, or for any act or omission related to a failure by a client to provide such materials in a timely fashion, but will use reasonable efforts to vote any proxies that are passed along by a client in a timely fashion.

If a client has retained discretion over proxy voting, but proxy materials are sent to North Capital at its business address, North Capital will use reasonable efforts to ensure that such materials are forwarded to the client who owns the securities to which the materials relate.

5

 PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1)(A)	Certificate of Trust dated December 6, 2018, as filed with the State of Delaware on December 10, 2018, for North Capital Funds Trust (the “Registrant” or “Trust”)[1]

	(2)(A)	Agreement and Declaration of Trust of the Registrant[2]

(b)	(1)	By-Laws of the Registrant[2]

(c)	Not applicable.

(d)	(1)	Investment Advisory Agreement between the Registrant and North Capital, Inc. (the “Adviser”)[2]

	(2)	Expense Limitation Agreement with North Capital, Inc.[2]

(e)	(1)	Distribution Agreement between the Registrant and Quasar Distributors LLC[2]

(f)	Not applicable.

(g)	(1)	Custody Agreement between Registrant and U.S. Bank, N.A.[2]

	(2)	Fund Accounting and Servicing Agreement between Registrant and U.S. Bancorp Fund Services LLC[2]

	(3)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services LLC[2]

	(4)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services LLC[2]

(h)		Not applicable.

(i)		Opinion and Consent of Counsel[2]

(j)		Consent of Independent Registered Public Accounting Firm[2]

(k)		Not applicable.

(l)		Not applicable.

(m)		Rule 12b-1 Plan[2]

(n)		18f-3 Plan[2]

(o)		Not applicable.

(p)		(1) Code of Ethics of the Registrant[2]

(2) Code of Ethics of the Adviser[2]

	(3)	Code of Ethics of the Distributor[2]

(q)	Other Exhibits: Powers of Attorney[2]

[1]	Incorporated by reference to the Registrant’s Registration Statement Filed December 19, 2018.

[2]	Is filed herewith.

Item 29. Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30. Indemnification

Reference is made to the Agreement and Declaration of Trust (the "Declaration"), filed herewith as exhibit (a)(2)(a). Nothing contained in the Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person to the extent such indemnification is prohibited by applicable federal law.

The application of the provisions in the Declaration are limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

See "Management" in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

Item 32. Principal Underwriters

(a)         Quasar Distributors LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1919 Funds	Evermore Global Investors Trust	Osterweis Funds
Abbey Capital Futures Strategy Fund	Fiera Capital Funds	Otter Creek Funds
AC One China Fund	First American Funds, Inc.	Pension Partners Funds
Exponential ETFs	First State Investments Funds	Permanent Portfolio Funds
Securian AM Funds	Fort Pitt Capital Funds	Pemberwick Funds
Advisors Asset Management Funds	Matson Money Funds	Perritt Funds, Inc.
Aegis Funds	Fulcrum Funds	PIA Funds
Akre Funds	NETLease Corporate Real Estate ETF	Poplar Forest Funds
Allied Asset Advisors Funds	FundX Funds	Port Street Funds
Alpha Architect Funds	Gerstein Fisher Funds	Premise Capital ETFs
AlphaClone ETF Fund	Glenmede Fund, Inc.	Primecap Odyssey Funds
AlphaMark ETFs	Glenmede Portfolios	Prospector Funds
Altair Funds	GoodHaven Funds	Provident Mutual Funds, Inc.
American Trust	Great Lakes Funds	Pzena Funds
Amplify ETFs	Greenspring Fund	Rareview Funds
Angel Oak Funds	Green Square	RBC Funds Trust
Aptus ETF	Harding Loevner Funds	Equable Shares
Argent Capital Funds	Heitman Funds	Reinhart Funds
Barrett Growth Fund	Hennessy Funds Trust	RYZZ ETF
Barrett Opportunity Fund	Hodges Mutual Funds	RiverNorth Funds
Becker Value Equity Fund	Hood River Funds	Rockefeller Funds
Bogle Investment Management	Horizon Investment Funds	Scharf Funds
Boston Common Funds	Hotchkis & Wiley Funds	Schneider Funds
Boston Partners Funds	Hoya ETFs	Semper Funds
Bramshill Funds	Huber Funds	Shenkman Funds
Bridge Builder Trust	iM Global Partner Funds	SIMS Total Return Fund
Bridges Investment Fund, Inc.	Infinity Q Funds	SL Advisors ETF
Bright Rock Funds	Intrepid Capital Management	Smith Group Funds
Brookfield Investment Funds	IronBridge Funds	Snow Capital Family of Funds
BMT Investment Funds	Jackson Square Partners	Soundwatch Fund
Buffalo Funds	Jacob Funds, Inc.	Spyglass Funds
Campbell Funds	Jensen Funds	StrongVest
CAN SLIM Select Growth Fund	Kirr Marbach Partners Funds, Inc	Summit Global Funds
Capital Advisors Funds	Lawson Kroeker Funds	Thomas White Funds
CBOE Vest Financial ETFs	LKCM Funds	Thompson IM Funds, Inc.
CG Funds Trust	Miller Value Funds	Tiedemann Funds
Change Finance, Inc.	LHA Funds	TorrayResolute Funds
Chase Funds	LoCorr Investment Trust	Tortoise Funds
ClearShares ETF	Logan Capital Funds	Trillium Funds
Coho Partners	Loncar ETFs	TrimTabs ETF
Coldstream Funds	MainGate MLP Funds	Tygh Capital Management
Congress Funds	Marketfield Fund	USQ Funds
Convergence Funds	Marmont Funds	USCA Shield Fund
Cove Street Capital Funds	Matrix Asset Advisors, Inc.	US Global ETFs
CrossingBridge Funds	MD Sass	Validea Funds
Cushing Mutual Funds	Monetta Trust	Vert Global REITs
Cushing ETFs	Morgan Dempsey Funds	Vident Funds
Davidson Funds	Motley Fool	Villere & Co.
Dearborn Funds	Muhlenkamp Fund	Wasmer Schroeder Funds
Defiance Global ETFs	Muzinich Funds	TigerShares ETFs
Diamond Hill	Nationwide Funds	Weiss Multi-Strategy Funds
Distillate Capital ETF	Nicholas Funds	Volshares Large Cap ETF
DoubleLine Funds	Nuance Funds	Wisconsin Capital Funds, Inc.
Edgar Lomax Value Fund	Oakhurst Funds	YCG Funds
Equbot ETF	Orinda Funds	Zevenbergen Capital Investments Funds
Evercore Equity Fund	O'Shaughnessy Funds

(b)         The following are the directors, officers and partners of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 777 East Wisconsin Avenue, Milwaukee, WI 53202.

Name	Positions and Offices with Underwriter	Position with Registrant
Teresa Cowan	President, Director, Chairperson of the Board of Directors	None
Andrew Strnad	Vice President, Secretary	None
Peter Hovel	Chief Financial Officer	None
Susan LaFond	Vice President, Treasurer, Co-Chief Compliance Officer	None
Jennifer Brunner	Vice President, Co-Chief Compliance Officer	None
Brett Scribner	Assistant Treasurer	None
Thomas Wolden	Assistant Treasurer	None
Joseph Neuberger	Director	None
Anita M. Zagrodnik	Director	None
Stephanie J. Fischer	Director	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of North Capital, Inc., 623 E. Fort Union Blvd., Suite 101, Salt Lake City, UT 84047, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, and U.S. Bank, N.A., Custody Operations, 1555 North River Center Drive, Suite 302. Milwaukee, Wisconsin 53212 . Quasar Distributors LLC maintains all records relating to its services as Distributor of the Registrant at 777 East Wisconsin Avenue, Milwaukee, WI 53202.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Columbus, and State of Ohio, on the 12 day of April 2019.

North Capital Funds Trust
By:	/s/ JoAnn Strasser
Name:	JoAnn Strasser
Title:	Pursuant to Power of Attorney

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Name	Title	Date
James P. Dowd*	Trustee and President (Principal	April 12, 2019
Executive Officer)

/s/ Stephanie Holt	Treasurer (Principal Financial and	April 9, 2019
Stephanie Holt	Accounting Officer)

Karen Fleck*	Trustee	April 12, 2019
Nivine Richie*	Trustee	April 12, 2019
David Wieder*	Trustee	April 12, 2019

By:	/s/ JoAnn M. Strasser
Name:	JoAnn M. Strasser
Pursuant to Power of Attorney

Exhibit Index

(a)(2)(A)	Agreement and Declaration of Trust
(b)(1)	By-Laws of the Registrant
(d)(1)	Investment Advisory Agreement
(d)(2)	Expense Limitation Agreement
(e)(1)	Distribution Agreement
(g)(1)	Custody Agreement
(g)(2)	Fund Accounting and Servicing Agreement
(g)(3)	Fund Administration Servicing Agreement
(g)(4)	Transfer Agent Servicing Agreement
(i)	Opinion and Consent of Counsel
(j)	Consent of Independent Registered Public Accounting Firm
(m)	Distribution and Service Plan
(n)	18f-3 Plan
(p)(1)	Code of Ethics of Registrant
(p)(2)	Code of Ethics of the Adviser
(p)(3)	Code of Ethics of the Distributor
(q)	Powers of Attorney

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